CONVERTIBLE BOND (Details Narrative) - USD ($)			1 Months Ended		12 Months Ended			15 Months Ended
	Sep. 30, 2020	Sep. 21, 2020	May 31, 2020	Sep. 30, 2019	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Coupon issued percent			10.00%
Expenses related to of convertible bond			$ 652,202	$ 675,000				$ 36,000,000
Number of shares issued	6,688,392
Finance costs	$ 25,207		$ 509,230		$ 270,314	$ 1,036,104	$ 1,851,527
Accrued interest	$ 47,791
Diginex HK [Member]
IfrsStatementLineItems [Line Items]
Coupon issued percent			10.00%
Expenses related to of convertible bond		$ 25,000,000	$ 25,000,000
Convertible bond in cash			24,415,000
Convertible bond in non cash			585,000
Salary deferral scheme			485,000
Shareholder loan			100,000
Debt instruments held			$ 509,741
Number of shares issued	25,000,000		6,319		25,000,000			25,000,000
Finance costs		$ 436,232
Accrued interest						$ 25,436,232